Commitments and Contingencies (Details) $ in Millions	1 Months Ended	12 Months Ended
	Feb. 29, 2012 USD ($)	Dec. 31, 2015 USD ($)	Dec. 28, 2014 USD ($)	Dec. 29, 2013 USD ($)	Feb. 29, 2016 station radio_station	Aug. 04, 2014 shares
Loss Contingencies [Line Items]
Contractual commitments, broadcast rights		$ 999	$ 960
Net lease expense from continuing operations		30	$ 27	$ 20
Commitments related to purchase of technology services, news and market data services, and talent contracts		$ 347
FCC Regulation, television and radio broadcast station license terms, years		8 years
FCC Regulation, television ownership cap, percent		39.00%
The UHF Discount, percent		50.00%
FCC Regulation, television ownership cap, national reach, percent		39.00%
FCC Regulation, maximum reimbursement amount for required product modifications	$ 1,750
Subsequent Event
Loss Contingencies [Line Items]
FCC Regulation, number of television stations authorized | station					39
FCC Regulation, number of radio stations authorized | radio_station					1
Tribune Publishing Company
Loss Contingencies [Line Items]
Common stock retained by the Company in the Publishing Spin-off, shares | shares						381,354
Common stock owned by the Company, percent						1.50%